UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

New World Fund®
Investment portfolio

January 31, 2010
unaudited

Common stocks — 79.58%	Shares	Value (000)

FINANCIALS — 15.71%
Itaú Unibanco Holding SA, preferred nominative	7,016,459	$134,428
Itaú Unibanco Holding SA, preferred nominative (ADR)	4,364,325	83,620
Itaúsa – Investimentos Itaú SA, preferred nominative	26,327,938	156,784
Banco Santander, SA1	10,475,539	147,754
PT Bank Rakyat Indonesia (Persero) Tbk1	147,322,800	119,778
Amil Participações SA, ordinary nominative	16,561,390	116,803
Industrial and Commercial Bank of China Ltd., Class H1	151,876,000	110,403
Kasikornbank PCL, nonvoting depository receipt1	19,933,467	49,150
Kasikornbank PCL1	16,866,533	44,631
Türkiye Garanti Bankasi AS1	20,420,000	86,046
Prudential PLC1	9,231,473	84,263
Banco do Brasil SA, ordinary nominative	5,495,000	81,881
China Life Insurance Co. Ltd., Class H1	16,730,000	73,993
ICICI Bank Ltd.1	4,100,000	73,287
DLF Ltd.1	9,960,000	71,526
Ping An Insurance (Group) Co. of China, Ltd., Class H1	8,710,000	67,557
Sberbank (Savings Bank of the Russian Federation) (GDR)1	216,800	66,427
Grupo Financiero Banorte, SAB de CV, Series O	18,570,000	61,338
Royal Bank of Scotland Group PLC1,2	114,082,270	58,117
Bancolombia SA (ADR)	1,052,000	45,341
Housing Development Finance Corp. Ltd.1	851,218	43,838
Bank of the Philippine Islands1	43,993,958	42,831
HSBC Holdings PLC (Hong Kong)1	3,455,000	36,831
HSBC Holdings PLC (United Kingdom)1	543,522	5,834
China Construction Bank Corp., Class H1	55,005,000	41,976
Ayala Land, Inc.1	174,800,000	39,115
Banco Bradesco SA, preferred nominative	2,200,000	36,550
Banco Bilbao Vizcaya Argentaria, SA1	2,374,287	36,111
Metro Pacific Investments Corp.1,2	650,000,000	36,072
Banco Santander (Brasil) SA, units	1,845,565	22,040
Banco Santander (Brasil) SA, units (ADR)	1,090,565	13,130
UBS AG1,2	2,635,324	34,267
SM Prime Holdings, Inc.1	164,206,440	32,965
CIMB Group Holdings Bhd.1	8,396,000	31,112
HDFC Bank Ltd.1	870,000	30,653
Türkiye Is Bankasi AS, Class C1	6,910,000	30,515
Credicorp Ltd.	395,600	29,524
Erste Bank der oesterreichischen Sparkassen AG1	623,911	23,581
Standard Chartered PLC1	1,025,000	23,469
Siam Commercial Bank PCL1	9,800,000	23,300
Kotak Mahindra Bank Ltd.1	1,300,000	21,932
Bank Leumi le-Israel BM1,2	4,300,000	18,347
Bank Hapoalim BM1,2	4,028,000	17,139
Bank Pekao SA1,2	280,000	16,287
United Bank Ltd. (GDR)1,3	4,670,599	14,260
United Bank Ltd. (GDR)1	617,650	1,886
National Bank of Greece SA1,2	730,888	15,855
BankMuscat (SAOG) (GDR)1	1,395,917	13,191
Bank of China Ltd., Class H1	26,880,000	12,863
Commercial Bank of Qatar QSC (GDR)1,3	1,875,000	6,373
Shui On Land Ltd.1	12,100,000	5,714
First Pacific Co. Ltd.1	8,656,800	4,802
AFI Development PLC (GDR)1,2	1,354,000	2,849
Kerry Properties Ltd.1	424,678	1,883
		2,500,222

CONSUMER STAPLES — 11.44%
Nestlé SA1	4,473,500	211,884
Anheuser-Busch InBev NV1	3,336,997	166,815
Anheuser-Busch InBev NV1,2	1,413,427	10
United Spirits Ltd.1	4,997,914	132,991
Pernod Ricard SA1	1,481,302	119,645
Tesco PLC1	17,192,190	116,469
OJSC Magnit (GDR)1,2,3	3,435,500	52,391
OJSC Magnit (GDR)1	2,760,300	41,710
China Yurun Food Group Ltd.1	31,794,000	89,067
X5 Retail Group NV (GDR)1,2,3	1,509,552	48,527
X5 Retail Group NV (GDR)1,2	560,400	18,015
British American Tobacco PLC1	1,975,000	65,220
Beiersdorf AG1	1,005,000	58,748
SABMiller PLC1	2,124,500	57,931
Avon Products, Inc.	1,915,500	57,733
Wal-Mart de México, SAB de CV, Series V (ADR)1	1,010,000	44,980
Wal-Mart de México, SAB de CV, Series V	2,545,000	11,334
PepsiCo, Inc.	901,000	53,718
Coca-Cola Co.	880,000	47,740
Olam International Ltd.1	27,249,701	46,027
Danone SA1	701,065	40,206
IOI Corp. Bhd.1	24,906,666	37,557
Grupo Nacional de Chocolates SA	3,655,000	37,271
METRO AG1	668,800	36,711
Unilever NV, depository receipts1	950,000	29,194
Procter & Gamble Co.	450,000	27,698
Coca-Cola Icecek AS, Class C1	3,283,750	27,370
Tingyi (Cayman Islands) Holding Corp.1	12,050,000	26,067
L’Oréal SA1	225,000	23,623
BIM Birlesik Magazalar AS1	502,409	22,795
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	230,000	21,289
Nestlé India Ltd.1	380,700	21,112
Kimberly-Clark de México, SAB de CV, Class A	4,000,000	18,026
Poslovni sistem Mercator, dd1	42,200	9,903
		1,819,777

TELECOMMUNICATION SERVICES — 9.23%
América Móvil, SAB de CV, Series L (ADR)	9,296,392	405,788
América Móvil, SAB de CV, Series L	2,900,000	6,374
MTN Group Ltd.1	10,570,231	150,684
Philippine Long Distance Telephone Co.1	2,145,290	121,555
Philippine Long Distance Telephone Co. (ADR)	250,000	13,993
Turkcell Iletisim Hizmetleri AS1	16,235,724	118,764
Telefónica, SA1	4,249,200	102,176
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	86,230,000	85,650
Telekom Austria AG, non-registered shares1	5,728,835	79,196
Millicom International Cellular SA	1,029,800	73,445
SOFTBANK CORP.1	2,374,600	60,387
Telekomunikacja Polska SA1	7,644,769	41,951
Telefónica 02 Czech Republic, AS1	1,640,000	38,993
China Telecom Corp. Ltd., Class H1	92,910,000	38,144
Partner Communications Co. Ltd.1	1,690,000	34,696
China Mobile Ltd.1	3,302,000	31,145
Bharti Airtel Ltd.1	4,507,600	29,856
Magyar Telekom Telecommunications PLC1	5,975,000	21,490
OJSC Mobile TeleSystems (ADR)	158,800	7,587
Orascom Telecom Holding SAE (GDR)1	612,000	3,330
Singapore Telecommunications Ltd.1	1,457,000	3,103
		1,468,307

MATERIALS — 7.65%
Linde AG1	1,188,738	129,894
PT Indocement Tunggal Prakarsa Tbk1	70,817,500	101,840
Anglo American PLC (ZAR denominated)1,2	1,477,400	54,624
Anglo American PLC (GBP denominated)1,2	1,052,000	38,231
Israel Chemicals Ltd.1	7,017,563	90,898
Holcim Ltd1,2	1,177,190	81,129
Impala Platinum Holdings Ltd.1	2,732,083	69,689
ArcelorMittal1	1,790,000	68,572
Xstrata PLC1,2	4,012,200	65,714
Fertilizantes Fosfatados SA – Fosfertil, preferred nominative2	5,471,400	54,227
Makhteshim-Agan Industries Ltd.1	9,675,000	48,653
Givaudan SA1	55,362	45,135
Vale SA, Class A, preferred nominative	1,032,000	23,061
Vale SA, Class A, preferred nominative (ADR)	570,000	12,871
Sigma-Aldrich Corp.	710,000	33,973
BHP Billiton PLC1	1,092,288	32,132
China Shanshui Cement Group Ltd.1	50,714,000	29,462
Buzzi Unicem SpA1	1,414,043	20,946
Buzzi Unicem SpA, nonconvertible shares1	633,012	5,678
Antofagasta PLC1	1,900,000	26,611
Fibria Celulose SA, ordinary nominative (ADR)2	1,401,500	25,619
Rio Tinto PLC1	498,000	23,933
Petropavlovsk PLC1.2	1,595,550	22,298
Wacker Chemie AG1	153,000	20,044
First Quantum Minerals Ltd.	220,000	15,973
Akzo Nobel NV1	245,000	14,647
PT Semen Gresik (Persero) Tbk1	15,600,000	13,272
Ambuja Cements Ltd.1	5,518,672	12,071
Kumba Iron Ore Ltd.1	280,000	11,878
Sika AG, non-registered shares1	6,000	9,211
Rhodia SA1,2	506,000	8,897
Anhui Conch Cement Co. Ltd., Class H1	1,210,000	6,665
		1,217,848

ENERGY — 6.73%
Heritage Oil Ltd.1,2,4	15,843,000	125,538
OAO Gazprom (ADR)1	5,026,000	122,597
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,796,900	72,900
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	501,000	18,076
Niko Resources Ltd.3	495,000	45,760
Niko Resources Ltd.	479,100	44,290
JSC KazMunaiGas Exploration Production (GDR)1	2,800,000	70,881
Reliance Industries Ltd.1	3,040,000	68,212
Oil Search Ltd.1	12,850,000	59,744
China National Offshore Oil Corp.1	41,747,000	58,597
Tenaris SA (ADR)	930,000	40,920
Cairn India Ltd.1,2	6,587,000	37,270
Royal Dutch Shell PLC, Class B1	1,235,000	33,030
Saipem SpA, Class S1	995,000	32,179
TOTAL SA1	398,000	23,142
TOTAL SA (ADR)	155,000	8,927
Noble Energy, Inc.	400,000	29,576
Eurasia Drilling Co. Ltd. (GDR)1,3	1,162,300	16,058
Eurasia Drilling Co. Ltd. (GDR)1	585,950	8,095
Sasol Ltd.1	640,000	23,877
Oil and Gas Development Co. Ltd.1	16,990,310	23,363
Nexen Inc.	962,077	21,086
Woodside Petroleum Ltd.1	533,000	19,945
OGX Petróleo e Gás Participações SA, ordinary nominative	1,585,000	14,120
OAO TMK (GDR)1,2,3	692,815	13,069
Chevron Corp.	175,500	12,657
ConocoPhillips	230,000	11,040
Eni SpA1	472,000	11,006
Marathon Oil Corp.	197,000	5,873
		1,071,828

INDUSTRIALS — 5.84%
Murray & Roberts Holdings Ltd.1	13,202,000	67,719
Schneider Electric SA1	625,016	64,306
Enka Insaat ve Sanayi AS1	13,469,998	62,436
Siemens AG1	677,200	60,748
United Technologies Corp.	695,000	46,899
Container Corp. of India Ltd.1	1,674,253	44,299
Outotec Oyj1	1,210,000	40,599
Cia. de Concessões Rodoviárias, ordinary nominative	1,895,000	40,416
International Container Terminal Services, Inc.1	88,828,000	39,621
Airports of Thailand PCL1	32,700,000	38,163
Bharat Heavy Electricals Ltd.1	650,000	33,628
Johnson Electric Holdings Ltd.1,2	70,526,500	33,449
Intertek Group PLC1	1,735,000	33,390
SGS SA1	21,801	28,092
Kühne + Nagel International AG1	268,000	25,888
Metso Oyj1	770,000	25,633
Samsung Engineering Co., Ltd.1	257,000	25,133
Koc Holding AS, Class B1,2	7,338,000	24,678
AirAsia Bhd.1,2	61,185,000	24,367
China Railway Construction Corp. Ltd., Class H1	19,277,500	24,185
SM Investments Corp.1	2,799,308	19,014
Bidvest Group Ltd.1	1,090,779	18,728
Suzlon Energy Ltd.1,2	10,300,000	16,829
Prysmian SpA1	886,622	16,163
Dalian Port (PDA) Co. Ltd., Class H1	39,430,000	15,815
PT Bakrie & Brothers Tbk1,2	1,686,809,500	15,009
KBR, Inc.	562,601	10,537
IJM Corp. Bhd.1	5,621,560	7,578
Doosan Heavy Industries and Construction Co., Ltd.1	103,250	7,339
Daelim Industrial Co., Ltd.1	105,916	6,999
De La Rue PLC1	380,974	5,895
Italian-Thai Development PCL1,2	71,258,300	5,843
		929,398

INFORMATION TECHNOLOGY — 5.72%
Kingboard Chemical Holdings Ltd.1	35,287,840	150,104
Samsung Electronics Co. Ltd.1	154,612	104,463
Cielo SA, ordinary nominative	10,240,500	81,455
Infosys Technologies Ltd.1	1,446,826	76,937
Google Inc., Class A2	130,000	68,825
Wistron Corp.1	32,916,430	61,778
HOYA CORP.1	2,039,800	54,648
NetEase.com, Inc. (ADR)2	1,351,000	44,313
HTC Corp.1	3,847,300	37,212
Corning Inc.	1,660,000	30,013
Nokia Corp.1	1,558,200	21,532
Nokia Corp. (ADR)	289,300	3,961
Yahoo! Inc.2	1,550,000	23,265
Acer Inc.1	8,408,780	23,137
Redecard SA, ordinary nominative	1,617,600	22,603
MediaTek Inc.1	1,184,388	19,182
Tencent Holdings Ltd.1	1,027,000	19,053
Cisco Systems, Inc.2	787,800	17,702
Venture Corp. Ltd.1	2,500,000	15,025
Spectris PLC1	647,000	7,831
Murata Manufacturing Co., Ltd.1	139,800	7,675
Wincor Nixdorf AG1	101,000	6,846
Halma PLC1	1,700,000	6,305
Kingboard Laminates Holdings Ltd.1	8,048,606	5,669
		909,534

HEALTH CARE — 5.64%
Teva Pharmaceutical Industries Ltd. (ADR)	3,084,000	174,924
OJSC Pharmstandard (GDR)1,2,4	7,452,949	142,460
OJSC Pharmstandard (GDR)1,2,3,4	392,700	7,506
Novo Nordisk A/S, Class B1	1,558,800	105,678
Hikma Pharmaceuticals PLC1	8,953,850	78,469
Cochlear Ltd.1	1,407,631	77,661
Krka, dd, Novo mesto1	835,400	76,489
Baxter International Inc.	1,160,000	66,804
Richter Gedeon NYRT1	280,500	59,363
Bayer AG1	840,500	57,320
Novartis AG1	955,000	51,198
		897,872

CONSUMER DISCRETIONARY — 4.62%
Honda Motor Co., Ltd.1	3,055,000	103,547
Hankook Tire Co., Ltd.1	3,500,000	67,795
Truworths International Ltd.1	12,103,000	66,813
PT Astra International Tbk1	16,082,000	61,350
Swatch Group Ltd, non-registered shares1	120,450	31,429
Swatch Group Ltd1	568,022	28,483
Parkson Holdings Bhd.1	36,178,200	58,730
Toyota Motor Corp.1	1,530,000	58,613
McDonald’s Corp.	800,000	49,944
Li & Fung Ltd.1	7,303,900	33,184
Desarrolladora Homex, SA de CV (ADR)2	1,060,000	32,489
Nitori Co., Ltd.1	400,000	30,281
GOME Electrical Appliances Holding Ltd.1,2	47,790,000	16,709
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	800,000	15,632
Melco Crown Entertainment Ltd. (ADR)2	4,122,000	14,716
Maruti Suzuki India Ltd.1	466,000	13,934
TVN SA1	2,500,000	11,902
Central European Media Enterprises Ltd., Class A2	390,000	11,119
Intercontinental Hotels Group PLC1	533,515	7,636
Techtronic Industries Co. Ltd.1	9,012,000	7,415
Suzuki Motor Corp.1	261,000	5,897
C C Land Holdings Ltd.1	13,336,000	4,848
Praktiker Bau- und Heimwerkermärkte Holding AG1	271,300	2,272
		734,738

UTILITIES — 2.14%
PT Perusahaan Gas Negara (Persero) Tbk1	195,157,000	78,271
Cia. Energética de Minas Gerais – CEMIG, preferred nominative	4,491,675	74,671
GAIL (India) Ltd.1	8,494,000	72,532
Cheung Kong Infrastructure Holdings Ltd.1	7,480,000	27,870
CLP Holdings Ltd.1	3,125,000	21,111
Veolia Environnement1	563,882	18,501
Electricity Generating PCL1	6,375,000	15,167
China Resources Power Holdings Co. Ltd.1	6,325,000	12,208
Cia. de Saneamento Básico do Estado de São Paulo – SABESP, ordinary nominative	618,000	10,274
NTPC Ltd.1	2,071,532	9,554
		340,159

MISCELLANEOUS — 4.86%
Other common stocks in initial period of acquisition		772,770

Total common stocks (cost: $10,452,560,000)		12,662,453

Warrants — 0.09%

FINANCIALS — 0.00%
IJM Land Bhd., warrants, expire 20132	401,540	135

MISCELLANEOUS — 0.09%
Other warrants in initial period of acquisition		14,425

Total warrants (cost: $3,225,000)		14,560

	Principal amount
Convertible securities — 0.11%	(000)

FINANCIALS — 0.11%
IMMOFINANZ AG 2.75% convertible notes 2014	EUR14,300	16,787

Total convertible securities (cost: $16,681,000)		16,787

	Principal amount	Value
Bonds & notes — 9.10%	(000)	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 8.26%
Brazil (Federal Republic of) Global 9.25% 2010	$12,600	$13,400
Brazilian Treasury Bill 6.00% 20101,5	BRL67,769	36,407
Brazilian Treasury Bill 0% 2010	34,600	17,715
Brazilian Treasury Bill 6.00% 20111,5	14,298	7,641
Brazil (Federal Republic of) 10.00% 20121	13,500	6,964
Brazil (Federal Republic of) 10.00% 20141	9,000	4,414
Brazilian Treasury Bill 6.00% 20151,5	11,127	5,738
Brazil (Federal Republic of) Global 12.50% 2016	29,400	18,202
Brazil (Federal Republic of) Global 6.00% 2017	$10,925	11,706
Brazil (Federal Republic of) 10.00% 20171	BRL36,500	16,745
Brazilian Treasury Bill 6.00% 20171,5	18,544	9,521
Brazil (Federal Republic of) Global 8.00% 20186	$21,092	24,192
Brazil (Federal Republic of) Global 5.875% 2019	9,100	9,578
Brazil (Federal Republic of) Global 8.875% 2019	9,000	11,452
Brazil (Federal Republic of) Global 12.50% 2022	BRL20,000	12,382
Brazil (Federal Republic of) Global 8.875% 2024	$900	1,145
Brazil (Federal Republic of) Global 10.125% 2027	14,500	20,952
Brazil (Federal Republic of) Global 7.125% 2037	11,730	13,097
Brazil (Federal Republic of) Global 11.00% 2040	52,000	69,030
Brazilian Treasury Bill 6.00% 20451,5	BRL20,399	10,264
Turkey (Republic of) 14.00% 2011	TRY64,400	45,646
Turkey (Republic of) 11.50% 2012	$6,000	7,020
Turkey (Republic of) 10.00% 20121,5	TRY38,172	30,348
Turkey (Republic of) 16.00% 2012	7,500	5,693
Turkey (Republic of) 16.00% 2013	18,400	14,720
Turkey (Republic of) 7.25% 2015	$10,150	11,393
Turkey (Republic of) 7.00% 2016	32,750	36,271
Turkey (Republic of) 6.75% 2018	31,160	33,886
Turkey (Republic of) 7.00% 2019	8,000	8,760
Turkey (Republic of) 6.875% 2036	7,500	7,481
Turkey (Republic of) 6.75% 2040	3,000	2,929
United Mexican States Government Global 9.875% 2010	21,625	21,733
United Mexican States Government 9.00% 2012	MXN72,500	5,987
United Mexican States Government Global 6.375% 2013	$32,880	36,743
United Mexican States Government, Series MI10, 8.00% 2013	MXN56,068	4,494
United Mexican States Government Global 5.875% 2014	$4,500	4,936
United Mexican States Government, Series MI10, 9.50% 2014	MXN449,500	37,976
United Mexican States Government, Series M10, 8.00% 2015	165,000	13,065
United Mexican States Government Global 5.625% 2017	$10,300	10,866
United Mexican States Government, Series M10, 7.75% 2017	MXN 15,000	1,156
United Mexican States Government 3.50% 20171,5	55,921	4,483
United Mexican States Government, Series M20, 10.00% 2024	123,000	10,932
United Mexican States Government Global 6.05% 2040	$9,070	8,775
Colombia (Republic of) Global 11.75% 2010	COP10,000,000	5,105
Colombia (Republic of) Global 10.00% 2012	$26,225	30,224
Colombia (Republic of) Global 10.75% 2013	9,840	11,956
Colombia (Republic of) Global 8.25% 2014	3,100	3,658
Colombia (Republic of) Global 12.00% 2015	COP49,360,000	30,536
Colombia (Republic of) Global 7.375% 2017	$22,000	24,695
Colombia (Republic of) Global 11.75% 2020	2,420	3,467
Colombia (Republic of) Global 8.125% 2024	4,375	5,097
Colombia (Republic of) Global 9.85% 2027	COP11,815,000	6,915
Colombia (Republic of) Global 7.375% 2037	$21,955	23,437
Polish Government 5.00% 2013	PLN44,645	15,276
Polish Government 5.25% 2013	38,400	13,321
Polish Government 5.75% 2014	46,855	16,407
Polish Government 5.00% 2015	$2,900	3,065
Polish Government 5.25% 2017	PLN25,780	$8,518
Polish Government 6.375% 2019	$16,075	1,472
Peru (Republic of) 8.375% 2016	41,800	49,951
Peru (Republic of) 7.125% 2019	4,590	5,207
Peru (Republic of) 7.35% 2025	6,550	7,352
Peru (Republic of) 6.55% 20376	7,242	7,314
Russian Federation 8.25% 20106	5,491	5,584
Russian Federation 8.25% 20103,6	628	638
Russian Federation 7.50% 20303,6	28,964	32,715
Russian Federation 7.50% 20306	16,239	18,342
Philippines (Republic of) 8.25% 2014	13,155	15,309
Philippines (Republic of) 9.375% 2017	4,000	4,980
Philippines (Republic of) 9.875% 2019	10,800	14,027
Philippines (Republic of) 7.75% 2031	16,070	17,798
Philippines (Republic of) 6.375% 2034	3,700	3,506
Panama (Republic of) Global 7.25% 2015	7,850	8,949
Panama (Republic of) Global 7.125% 2026	7,300	8,158
Panama (Republic of) Global 8.875% 2027	2,775	3,552
Panama (Republic of) Global 9.375% 2029	9,034	12,015
Panama (Republic of) Global 6.70% 20366	17,739	18,404
Hungarian Government 6.00% 2012	HUF499,400	2,510
Hungarian Government 6.25% 2020	$30,270	30,473
Argentina (Republic of) 0.354% 20121,6,7	27,280	8,784
Argentina (Republic of) 7.00% 20151	14,570	11,170
Argentina (Republic of) 5.83% 20331,5,6,8	ARS 49,576	6,708
Argentina (Republic of) GDP-Linked 2035	335,653	4,029
Croatian Government 6.75% 20193	$25,500	27,060
South Africa (Republic of) 6.50% 2014	10,000	10,950
South Africa (Republic of) 6.875% 2019	10,050	11,181
Malaysian Government 3.756% 2011	MYR43,145	12,860
Malaysian Government 3.833% 2011	8,900	2,663
Malaysian Government 5.094% 2014	10,000	3,107
Dominican Republic 9.50% 20116	$1,383	1,439
Dominican Republic 9.04% 20186	3,935	4,328
Dominican Republic 8.625% 20273,6	9,900	10,544
Venezuela (Republic of) 5.375% 2010	1,155	1,146
Venezuela (Republic of) 9.25% 2027	10,175	7,708
Venezuela (Republic of) 9.25% 2028	5,600	3,934
Egypt (Arab Republic of) 9.10% 2010	EGP20,000	3,693
Egypt (Arab Republic of) 8.75% 2012	26,350	4,886
Thai Government 5.25% 2014	THB109,900	3,609
Thai Government 3.625% 2015	118,000	3,605
		1,315,175

ENERGY — 0.48%
Gaz Capital SA, Series 9, 6.51% 2022	$16,650	15,485
Gaz Capital SA 6.51% 20223	10,810	10,053
Gaz Capital SA 7.288% 2037	15,000	14,193
Pemex Project Funding Master Trust 6.625% 2035	21,800	20,306
Petrobras International 5.75% 2020	10,930	10,863
Petrobras International 6.875% 2040	4,700	4,751
		75,651

MATERIALS — 0.17%
CEMEX Finance LLC 9.50% 20163	15,475	15,823
C10 Capital (SPV) Ltd. 6.722% (undated)3,7	6,600	4,686
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,235	2,422
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,815	4,154
		27,085

UTILITIES — 0.10%
AES Panamá, SA 6.35% 20163	10,400	10,454
Enersis SA 7.375% 2014	4,550	5,087
		15,541

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 20143	6,955	6,503

CONSUMER STAPLES — 0.03%
BFF International Ltd. 7.25% 20203	4,500	4,472

CONSUMER DISCRETIONARY — 0.01%
Grupo Televisa, SAB de CV 6.625% 20403	1,800	1,834

INDUSTRIALS — 0.01%
TFM, SA de CV 9.375% 2012	1,006	1,036

Total bonds & notes (cost: $1,367,756,000)		1,447,297

Short-term securities — 11.29%

Freddie Mac 0.055%–0.43% due 2/1–9/14/2010	351,400	351,183
U.S. Treasury Bills 0.272%–0.338% due 2/4–8/26/2010	146,400	146,356
GDF SUEZ 0.15%–0.20% due 2/8–3/5/20103	135,600	135,586
Total Capital SA 0.14%–0.165% due 2/8–3/31/20103	83,700	83,687
Total Capital Canada Ltd. 0.18% due 4/14/20103	40,000	39,984
International Bank for Reconstruction and Development 0.10%–0.18% due 2/1–7/19/2010	113,150	113,129
Québec (Province of) 0.11%–0.12% due 3/1–3/31/20103	96,700	96,680
Hydro-Québec 0.12% due 4/12/20103	14,700	14,694
Federal Home Loan Bank 0.085%–0.36% due 2/8–10/8/2010	108,800	108,754
General Electric Capital Corp. 0.18%–0.21% due 4/26/2010	107,100	107,032
Société Générale North America, Inc. 0.22% due 4/12/2010	47,000	46,979
Barton Capital LLC 0.15% due 3/3/20103	36,100	36,095
Fannie Mae 0.165% due 3/31/2010	75,300	75,290
Société de Prise de Participation de l’Etat 0.24% due 5/24/20103	51,200	51,166
Caisse d’Amortissement de la Dette Sociale 0.20% due 2/1/2010	20,000	20,000
Old Line Funding, LLC 0.17% due 3/22/20103	50,000	49,983
Thunder Bay Funding, LLC 0.15% due 2/18/20103	19,953	19,951
KfW 0.11%–0.19% due 2/5–3/15/20103	42,400	42,397
Electricité de France 0.13% due 2/12/20103	40,000	39,998
Bank of Nova Scotia 0.17% due 2/19/2010	37,100	37,096
Nokia Corp. 0.14% due 3/15/20103	30,000	29,992
Eni Finance USA Inc. 0.21% due 5/17/20103	26,900	26,883
Denmark (Kingdom of) 0.13% due 2/10/2010	25,000	24,999
Australia & New Zealand Banking Group, Ltd. 0.21% due 4/23/20103	21,900	21,894
Bank of America Corp. 0.31% due 2/23/2010	20,700	20,697
ING (U.S.) Funding LLC 0.18% due 2/16/2010	20,000	19,998
National Australia Funding (Delaware) Inc. 0.185% due 3/9/20103	19,700	19,695
British Columbia (Province of) 0.16% due 5/25/2010	17,000	16,991

Total short-term securities (cost: $1,797,062,000)		1,797,189

Total investment securities (cost: $13,637,284,000)		15,938,286
Other assets less liabilities		(26,772)

Net assets		$15,911,514

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors.The total value of all such securities, including those in "Miscellaneous," was $9,731,147,000, which represented 61.16% of the net assets of the fund. This amount includes $9,424,475,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,037,411,000, which represented 6.52% of the net assets of the fund.
4The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
5Index-linked bond whose principal amount moves with a government retail price index.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Coupon rate may change periodically.
8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations

ADR = American Depositary Receipts	EGP = Egyptian pounds	MYR = Malaysian ringgits
GDR = Global Depositary Receipts	EUR = Euros	PLN = Polish zloty
ARS = Argentine pesos	GBP = British pounds	THB = Thai baht
BRL = Brazilian reais	HUF = Hungarian forints	TRY = Turkish liras
COP = Colombian pesos	MXN = Mexican pesos	ZAR = South African rand

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/10 (000)

OJSC Pharmstandard (GDR)	7,452,949	—	—	7,452,949	—	$142,460
OJSC Pharmstandard (GDR)	392,700	—	—	392,700	—	7,506
Heritage Oil Ltd.	12,925,000	2,918,000	—	15,843,000	—	125,538
					$—	$275,504

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2010 (dollars in thousands):

Investment securities	Level 1	Level 2		Level 3	Total

Common stocks:
Financials	$781,439	$1,718,783	*	$—	$2,500,222
Consumer staples	274,809	1,544,968	*	—	1,819,777
Telecommunication services	507,187	961,120	*	—	1,468,307
Materials	165,724	1,052,124	*	—	1,217,848
Energy	325,225	746,603	*	—	1,071,828
Industrials	97,852	831,546	*	—	929,398
Information technology	292,137	617,397	*	—	909,534
Health care	241,728	656,144	*	—	897,872
Consumer discretionary	123,900	610,838	*	—	734,738
Utilities	84,945	255,214	*	—	340,159
Miscellaneous	209,106	563,664	*	—	772,770
Warrants	1,001	13,559		—	14,560
Convertible securities	—	16,787		—	16,787
Bonds & notes:
Bonds & notes of governments outside the U.S.	—	1,315,175		—	1,315,175
Corporate bonds & notes	—	132,122		—	132,122
Short-term securities	—	1,797,189		—	1,797,189
Total	$3,105,053	$12,833,233		$—	$15,938,286

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $9,424,475,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,107,356
Gross unrealized depreciation on investment securities	(868,862)
Net unrealized appreciation on investment securities	2,238,494
Cost of investment securities for federal income tax purposes	13,699,792

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-936-0310O-S21477

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: March 31, 2010

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: March 31, 2010